SCHEDULE OF WARRANT ACTIVITY (Details) - Warrant [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants Beginning Balance	2,000,000
Weighted Average Exercise Price Beginning Balance	$ 1.00
Warrants Granted	87,500	2,210,070
Weighted Average Exercise Price Granted	$ 5.00	$ 1.00
Warrants Exercised	(1,024,500)
Weighted Average Exercise Price Exercised	$ 1.00
Warrants Expired
Weighted Average Exercise Price Expired
Warrants Cancelled		(210,070)
Weighted Average Exercise Price Cancelled		$ 1.00
Warrants Outstanding, Ending balance	1,063,000	2,000,000
Weighted Average Exercise Price Ending Balance	$ 1.30	$ 1.00
Warrants Exercisable Ending balance	975,500	2,000,000
Weighted Average Exercise Price Exercisable price	$ 1.00	$ 1.00
Outstanding and Vested Warrants Ending balance	$ 1,063,000	$ 2,000,000
Outstanding and Vested Warrants Expected Term	3 years 9 months 29 days	4 years 8 months 26 days
Warrants Exercise Price Per Share		$ 1.00